MASSMUTUAL
                                                         PARTICIPATION INVESTORS


                                                                  Report for the
                                            Nine Months Ended September 30, 2006













                                                                          [LOGO]

ADVISER

BABSON CAPITAL MANAGEMENT LLC
1500 Main Street
Springfield, Massachusetts 01115

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
Boston, Massachusetts 02110

COUNSEL TO THE TRUST

Ropes & Gray LLP
Boston, Massachusetts 02110

CUSTODIAN

Citibank, N.A.
New York, New York 10043

TRANSFER AGENT & REGISTRAR

Shareholder Financial Services, Inc.
P.O. Box 173673
Denver, Colorado 80217-3673
1-800-647-7374

INTERNET WEBSITE: WWW.BABSONCAPITAL.COM/MPV

[LOGO] MassMutual Participation Investors
       c/o Babson Capital Management LLC
       1500 Main Street, Suite 600
       Springfield, Massachusetts 01115
       (413) 226-1516

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICY

MassMutual Participation Investors (the "Trust") is a closed-end management investment company, first offered to the public in 1988, whose shares are traded on the New York Stock Exchange under the trading symbol "MPV". The Trust's share price can be found in the financial section of most newspapers as "MassPrt" or "MassMuPrt" under the New York Stock Exchange listings.

The Trust's investment objective is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation. The Trust's principal investments are privately placed, below-investment grade, long-term corporate debt obligations purchased directly from their issuers, which tend to be smaller companies. At least half of these investments normally include equity features such as warrants, conversion rights, or other equity features that provide the Trust with the opportunity to realize capital gains. The Trust will also invest in publicly traded debt securities (including high yield securities), again with an emphasis on those with equity features, and in convertible preferred stocks and, subject to certain limitations, readily marketable equity securities. In addition, the Trust may temporarily invest in high quality, readily marketable securities.

Babson Capital Management LLC ("Babson Capital") manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders quarterly in January, May, August, and November. All registered shareholders are automatically enrolled in the Dividend Reinvestment and Cash Purchase Plan unless cash distributions are requested.

FORM N-Q

The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. This information is available (i) on the SEC's website at http://www.sec.gov; and (ii) at the SEC's Public Reference Room in Washington, DC (which information on their operation may be obtained by calling 1-800-SEC-0330). A complete schedule of portfolio holdings as of each quarter-end is available upon request by calling, toll-free, 866-399-1516.

PROXY VOTING POLICIES & Procedures; PROXY VOTING RECORD

The Trustees of the Trust have delegated proxy voting responsibilities relating to the voting of securities held by the Trust to Babson Capital. A description of Babson Capital's proxy voting policies and procedures is available (1) without charge, upon request, by calling, toll-free 866-399-1516; (2) on the Trust's website: http:// www.babsoncapital.com/mpv; and (3) on the SEC's website: http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on the Trust's website: http://www. babsoncapital.com/mpv; and (2) on the SEC's website: http://www.sec.gov.

                                                                            MPV
                                                                          Listed
                                                                           NYSE

TO OUR SHAREHOLDERS

October 31, 2006

The following is the September 30, 2006 Quarterly Report of MassMutual Participation Investors (the "Trust"). The Trust's Board of Trustees declared a quarterly dividend of 24 cents per share, payable on November 14, 2006, to shareholders of record on October 30, 2006. A dividend of 24 cents per share was paid in the previous quarter.

U.S. equity markets, as measured by several broad market indices, increased during the quarter ended September 30, 2006. Large stocks, as approximated by the Dow Jones Industrial Average, increased 5.37%, while smaller stocks, as approximated by the Russell 2000 Index, increased 0.44%. For the nine months ended September 30, 2006, returns were 7.73% and 8.69%, respectively. U.S. fixed income markets, as measured by selected indices, posted increased returns during the quarter. The Lehman Brothers Government/Credit Index and the Lehman Brothers U.S. Corporate High Yield Index increased 3.91% and 4.07%, respectively, for the quarter. For the nine months ended September 30, 2006, returns were 2.71% and 7.34%, respectively.

For the quarter ended September 30, 2006, the Trust earned 26 cents per share. The Trust earned 26 cents per share in the previous quarter this year. The Trust's net assets as of September 30, 2006 totaled $132,677,953 or $13.55 per share compared to $129,932,933 or $13.29 per share on June 30, 2006. This translated into a portfolio return of 3.81% for the quarter and 15.13% for the nine months ended September 30, 2006 based on the change in the Trust's net assets assuming the reinvestment of all dividends. Long term, the Trust's portfolio had average annualized returns of 23.31%, 18.89%, and 14.45% for the 1-, 5-, and 10- year periods ended September 30, 2006, respectively, based on the change in net assets assuming reinvestment of all dividends.

During the quarter, the Trust made private placement investments in four new issuers and closed two "follow on" investments, totaling approximately $4.7 million. The follow on investments purchased by the Trust were in MicroGroup, Inc. and Terra Renewal Services, Inc. The four issuers added to the portfolio were Momentum Holding Co., Morton Industrial Group, Inc., P A S Holdco LLC, and Stanton Carpet Holding Co. The weighted average coupon of these investments was 12.37%. (A brief description of these investments can be found in the Consolidated Schedule of Investments.)

Finally, the Trust is sad to report the passing of our good friend and colleague Jack Laughery. Jack had loyally served the Trust and its shareholders as a Trustee for over 10 years. His contributions and wit will be missed.

Thank you for your continued interest in and support of MassMutual Participation Investors.

Sincerely,

/s/ Clifford M. Noreen
---------------------------
Clifford M. Noreen
President

--------------------------------------------------------------------------------
                            [PIE CHART APPEARS HERE]

                     PORTFOLIO COMPOSITION AS OF 09/30/06*

                        Private/Restricted Equity 14.7%
                       Cash & Short Term Investments 8.9%
                          Public High Yield Debt 23.5%
                         Private High Yield Debt 46.7%
                               Public Equity 0.1%
                       Private Investment Grade Debt 6.1%

                                     *Based on market value of total investments
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                                                                               1

CONSOLIDATED STATEMENT OF                     MASSMUTUAL PARTICIPATION INVESTORS
ASSETS AND LIABILITIES

September 30, 2006
(Unaudited)

Assets:
Investments
   (See Consolidated Schedule of Investments)
   Corporate restricted securities at fair value
   (Cost - $98,757,888)                                           $  98,586,743
   Corporate public securities at market value
   (Cost - $34,462,744)                                              34,383,132
   Short-term securities at amortized cost                            8,599,658
                                                                  -------------
                                                                    141,569,533

Cash                                                                  4,422,386
Interest receivable                                                   2,764,347
Receivable for investments sold                                       1,295,086
Other assets                                                              6,326
                                                                  -------------
       TOTAL ASSETS                                               $ 150,057,678
                                                                  -------------

Liabilities:
Payable for investments purchased                                 $   4,343,836
Investment advisory fee payable                                         298,525
Note payable                                                         12,000,000
Interest payable                                                        272,282
Accrued expenses                                                        176,779
Accrued taxes payable                                                   288,303

   TOTAL LIABILITIES                                                 17,379,725
                                                                  -------------
   TOTAL NET ASSETS                                               $ 132,677,953
                                                                  =============

Net Assets:
Common shares, par value $.01 per share; an unlimited
   number authorized                                              $      97,911
Additional paid-in capital                                           90,770,104
Retained net realized gain on investments, prior years               25,860,275
Undistributed net investment income                                   3,975,363
Accumulated net realized gain on investments                         12,396,022
Net unrealized depreciation of investments                             (421,722)
                                                                  -------------
   TOTAL NET ASSETS                                               $ 132,677,953
                                                                  =============
COMMON SHARES ISSUED AND OUTSTANDING                                  9,791,141
                                                                  =============
NET ASSET VALUE PER SHARE                                         $       13.55
                                                                  =============

                 See Notes to Consolidated Financial Statements.
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2

CONSOLIDATED STATEMENT OF OPERATIONS          MASSMUTUAL PARTICIPATION INVESTORS

For the nine months ended September 30, 2006
(Unaudited)

Investment Income:
Interest                                                          $   8,913,480
Dividends                                                               500,856
                                                                  -------------
   TOTAL INVESTMENT INCOME                                            9,414,336
                                                                  -------------

Expenses:
Investment advisory fees                                                874,216
Interest                                                                549,945
Trustees' fees and expenses                                              93,000
Reports to shareholders                                                  65,000
Professional fees                                                        57,000
Transfer agent/registrar's expenses                                      11,400
Other                                                                    22,335
                                                                  -------------
   TOTAL EXPENSES                                                     1,672,896
                                                                  -------------

INVESTMENT INCOME - net                                               7,741,440
                                                                  -------------

Net realized and unrealized gain (loss) on investments:
Net realized gain on investments before taxes                        11,875,682
Income tax expense                                                     (178,074)
                                                                  -------------
Net realized gain on investments                                     11,697,608
Net change in unrealized appreciation of investments before taxes    (1,757,668)
Net change in deferred income tax expense                                 4,449
                                                                  -------------
Net change in unrealized appreciation of investments                 (1,753,219)
   NET GAIN ON INVESTMENTS                                            9,944,389
                                                                  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  17,685,829
                                                                  =============

                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF CASH FLOWS          MASSMUTUAL PARTICIPATION INVESTORS

For the nine months ended September 30, 2006
(Unaudited)

Net increase in cash:
Cash flows from operating activities:
   Interest and dividends received                                $   8,460,604
   Interest expense paid                                               (375,945)
   Operating expenses paid                                           (1,125,422)
   Income taxes paid                                                 (3,599,264)
                                                                  -------------
      NET CASH PROVIDED BY OPERATING ACTIVITIES                       3,359,973
                                                                  -------------
Cash flows from investing activities:
   Purchases/Proceeds/Maturities from short-term portfolio
     securities, net                                                  6,198,008
   Purchases of portfolio securities                                (32,193,019)
   Proceeds from disposition of portfolio securities                 31,144,217
                                                                  -------------
      NET CASH PROVIDED BY INVESTING ACTIVITIES                       5,149,206
                                                                  -------------
      NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES         8,509,179
                                                                  -------------
Cash flows from financing activities:
   Cash dividends paid from net investment income                    (7,515,740)
   Receipts for shares issued on reinvestment of dividends              663,071
                                                                  -------------
      NET CASH USED FOR FINANCING ACTIVITIES                         (6,852,669)
                                                                  -------------
NET INCREASE IN CASH                                                  1,656,510

Cash - beginning of year                                              2,765,876
                                                                  -------------
CASH - END OF PERIOD                                              $   4,422,386
                                                                  =============

RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET
CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES:

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  17,685,829
                                                                  -------------
Increase in investments                                              (9,149,637)
Increase in interest and dividends receivable                          (319,828)
Increase in receivable for investments sold                            (809,819)
Decrease in other assets                                                  6,454
Increase in payable for investments purchased                         4,343,836
Increase in investment advisory fee payable                              30,732
Increase in interest payable                                            174,000
Decrease in accrued expenses                                            (26,749)
Decrease in accrued taxes payable                                    (3,425,639)
                                                                  -------------
   TOTAL ADJUSTMENTS TO NET ASSETS FROM OPERATIONS                   (9,176,650)
                                                                  -------------
   NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES        $   8,509,179
                                                                  =============

                 See Notes to Consolidated Financial Statements.
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4

CONSOLIDATED STATEMENTS OF                    MASSMUTUAL PARTICIPATION INVESTORS
CHANGES IN NET ASSETS

                                                                    For the nine
                                                                    months ended        For the
                                                                     09/30/2006        year ended
                                                                    (Unaudited)        12/31/2005
                                                                   -------------     -------------
Increase in net assets:

OPERATIONS:
  Investment income - net                                          $   7,741,440     $   9,643,282
  Net realized gain on investments                                    11,697,608         8,306,079
  Net change in unrealized appreciation (depreciation) of
   investments                                                        (1,753,219)        2,350,516
                                                                   -------------     -------------
  Net increase in net assets resulting from operations                17,685,829        20,299,877
  Net increase from common shares issued on reinvestment
    of dividends Common shares issued (2006 - 46,911;
    2005 - 71,671)                                                       663,071           927,722

Dividends to shareholders from:
   Net investment income (2006 - $0.48 per share; 2005 -
   $1.01 per share)                                                   (4,689,913)       (9,818,640)
                                                                   -------------     -------------
      TOTAL INCREASE IN NET ASSETS                                    13,658,987        11,408,959

   NET ASSETS, BEGINNING OF YEAR                                     119,018,966       107,610,007
                                                                   -------------     -------------
   NET ASSETS, END OF PERIOD/YEAR (including undistributed net
      investment income of $3,975,363 and $923,836, respectively)  $ 132,677,953     $ 119,018,966
                                                                   =============     =============

                 See Notes to Consolidated Financial Statements.
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                                                                               5

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS    MASSMUTUAL PARTICIPATION INVESTORS

Selected data for each share of beneficial interest outstanding:

                                  For the nine
                                  months ended                            For the years ended December 31,
                                   09/30/2006      -------------------------------------------------------------------------------
                                  (Unaudited)          2005             2004             2003             2002             2001
                                  -----------      -----------      -----------      -----------      -----------      -----------
Net asset value:
   Beginning of year              $     12.21      $     11.13      $      9.84      $      8.78      $      9.12      $      9.75
                                  -----------      -----------      -----------      -----------      -----------      -----------
Net investment income (a)                0.79             0.99             1.00             0.80             0.87             0.93
Net realized and unrealized
   gain (loss) on investments            1.02             1.09(b)          1.36             1.21            (0.35)           (0.61)
                                  -----------      -----------      -----------      -----------      -----------      -----------
Total from investment operations         1.81             2.08             2.36             2.01             0.52             0.32
                                  -----------      -----------      -----------      -----------      -----------      -----------
Dividends from net investment
   income to common shareholders        (0.48)           (1.01)           (1.10)           (0.96)           (0.86)           (0.96)

Change from issuance of shares           0.01             0.01             0.03             0.01              --              0.01
                                  -----------      -----------      -----------      -----------      -----------      -----------
Total distributions                     (0.47)           (1.00)           (1.07)           (0.95)           (0.86)           (0.95)
                                  -----------      -----------      -----------      -----------      -----------      -----------
Net asset value:
End of period/year                $     13.55      $     12.21      $     11.13      $      9.84      $      8.78      $      9.12
                                  -----------      -----------      -----------      -----------      -----------      -----------
Per share market value:
End of period/year                $     15.38      $     14.05      $     13.31      $     11.65      $      9.40      $      9.10
                                  ===========      ===========      ===========      ===========      ===========      ===========
Total investment return
   Market value                        15.13%           17.25%           25.77%           35.50%           12.58%            (8.02)%
   Net asset value (c)                 13.06%           22.51%           25.14%           23.72%            5.70%             3.41%

Net assets (in millions):
   End of period/year             $    132.68      $    119.02      $    107.61      $     94.40      $     83.59      $     86.09

Ratio of operating expenses
   to average net assets                 1.19%(d)         1.45%            1.63%            1.65%            1.27%            1.22%

Ratio of interest expense
   to average net assets                 0.58%(d)         0.80%            0.89%            0.97%            1.08%            1.47%

Ratio of total expenses
   to average net assets                 1.77%(d)         2.25%            2.52%            2.62%            2.35%            2.69%

Ratio of net investment income
to average net assets                    8.20%(d)         8.45%            9.60%            8.55%            9.42%            9.70%

Portfolio turnover                      25.64%           31.50%           51.25%           55.08%           35.32%           21.58%

(a) Calculated using average shares.
(b) Amount includes $0.10 per share in litigation proceeds.
(c) Net asset value return represents portfolio returns based on change in the Trust's net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on the Trust's market value due to the difference between the Trust's net asset value and the market value of its shares outstanding; past performance is no guarantee of future results.
(d) Annualized.

Senior securities:
  Total principal amount
   (in millions)                  $        12      $        12      $      22.5      $      22.5      $      22.5      $      22.5
  Asset coverage per $1,000
   of indebtedness                $    12,056      $    10,918      $     5,783      $     5,195      $     4,715      $     4,826

                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
6

CONSOLIDATED SCHEDULE OF INVESTMENTS          MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES - 74.31%:(A)                           Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
PRIVATE PLACEMENT INVESTMENTS - 69.19%

A T I ACQUISITION COMPANY
A for-profit post-secondary school serving students in
Texas, Florida and Arizona.
  12% Senior Subordinated Note due 2012                                 $    1,125,000    04/08/04    $  1,125,000    $  1,035,356
  Warrant, exercisable until 2012, to purchase
    common stock at $.02 per share (B)                                      1,230 shs.    04/08/04            --                12
  Warrant, exercisable until 2012, to purchase
    preferred stock at $.01 per share (B)                                  33,505 shs.    03/23/06          33,860             335
                                                                                                      ------------    ------------
                                                                                                         1,158,860       1,035,703
                                                                                                      ------------    ------------
ADORN, INC.
A manufacturer of wall panels, cabinets, moldings and
countertops for houses and recreational vehicles.
  12.5% Subordinated Note due 2010                                      $    1,125,000    02/29/00       1,058,733       1,125,000
  Warrant, exercisable until 2010, to purchase
    common stock at $.02 per share (B)                                        192 shs.    02/29/00         162,931         306,447
                                                                                                      ------------    ------------
                                                                                                         1,221,664       1,431,447
                                                                                                      ------------    ------------
AMERCABLE, INC.
A manufacturer of electric power, instrumentation
and control cables, primarily for the mining and oil and
gas industries.
  12% Senior Subordinated Note due 2013                                 $      583,333    04/08/05         552,420         595,000
  Limited Partnership Interest (B)                                          0.19% int.    04/07/05          41,667          80,923
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         66 shs.    04/08/05          64,833         128,366
                                                                                                      ------------    ------------
                                                                                                           658,920         804,289
                                                                                                      ------------    ------------
AMERICAN HOSPICE MANAGEMENT HOLDING LLC
A for-profit hospice care provider in the United States.
  12% Senior Subordinated Note due 2010                                 $    1,125,000    01/22/04       1,025,584       1,145,029
  Preferred Class A Unit (B)                                                1,706 uts.           *         170,600         153,540
  Common Class B Unit                                                      16,100 uts.    01/22/04               1         154,458
  Common Class D Unit (B)                                                   3,690 uts.    09/12/06            --                37
                                                                                                      ------------    ------------
                                                                                                         1,196,185       1,453,064
                                                                                                      ------------    ------------
ARROW TRU-LINE HOLDINGS, INC.
A manufacturer of hardware for residential and
commercial overhead garage doors in North America.
  12% Senior Subordinated Note due 2012                                 $      861,702    05/18/05         810,024         878,936
  Common Stock (B)                                                            263 shs.    05/18/05         263,298         302,478
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                         69 shs.    05/18/05          59,362          79,301
                                                                                                      ------------    ------------
                                                                                                         1,132,684       1,260,715
                                                                                                      ------------    ------------
AUGUSTA SPORTSWEAR HOLDING CO.
A manufacturer and distributor of athletic apparel,
activewear and team uniforms.
  12% Senior Subordinated Note due 2012                                 $      893,000    12/31/04         838,491         922,362
  Common Stock (B)                                                            275 shs.          **         275,108         494,950
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                         73 shs.    12/31/04          63,254         130,956
                                                                                                      ------------    ------------
                                                                                                         1,176,853       1,548,268
                                                                                                      ------------    ------------
 *01/22/04 and 09/12/06.
**12/31/04, 03/31/05 and 05/02/06.
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                                                                                                                                 7

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
BETA BRANDS LTD.
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market.
  5% Promissory Note due 2009 (B)                                       $       96,698    03/31/04    $     96,698    $       --
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                      2,421 shs.    03/31/04               1            --
                                                                                                      ------------    ------------
                                                                                                            96,699            --
                                                                                                      ------------    ------------
BRAVO SPORTS HOLDING CORPORATION
A designer and marketer of niche branded consumer
products including canopies, trampolines, in-line skates,
skateboards, and urethane wheels.
  12.5% Senior Subordinated Note due 2014                               $    1,207,902    06/30/06       1,135,852       1,203,203
  Preferred Stock Class A (B)                                                 465 shs.    06/30/06         141,946         134,850
  Common Stock (B)                                                              1 shs.    06/30/06             152             145
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                        164 shs.    06/30/06          48,760               2
                                                                                                      ------------    ------------
                                                                                                         1,326,710       1,338,200
                                                                                                      ------------    ------------
C & J SPEC-RENT SERVICES, INC.
A provider of coiled tubing and pressure pumping services
to the oil and gas industry in Texas and Louisiana.
  10% Senior Secured Term Note due 2012                                 $      886,597    08/12/05         886,567         886,567
  14% Senior Subordinated Note due 2013                                 $      656,406    08/12/05         600,669         656,406
  Common Stock (B)                                                        268,657 shs.    08/12/05         268,657         865,210
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                     49,552 shs.    08/12/05          60,910         159,583
                                                                                                      ------------    ------------
                                                                                                         1,816,803       2,567,766
                                                                                                      ------------    ------------
CAINS FOODS, L.P.
A producer of mayonnaise and sauce products for both the
retail and food service markets.
  Limited Partnership Interest (B)                                          1.81% int.    09/29/95          22,519          71,629
                                                                                                      ------------    ------------
CAPESUCCESS LLC
A provider of diversified staffing services.
  Preferred Membership Interests (B)                                          806 uts.    04/29/00           3,598             180
  Common Membership Interests (B)                                          10,421 uts.    04/29/00          46,706           2,332
                                                                                                      ------------    ------------
                                                                                                            50,304           2,512
                                                                                                      ------------    ------------
CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging
pharmaceutical products.
  Common Stock (B)                                                             55 shs.           *             252          27,704
                                                                                                      ------------    ------------
*12/30/97 and 05/29/99.
----------------------------------------------------------------------------------------------------------------------------------
8

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
COEUR, INC.
A producer of proprietary, disposable power
injection syringes.
  8.75% Senior Secured Term Note due 2010                               $      264,493    04/30/03    $    264,493    $    267,988
  11.5% Senior Subordinated Note due 2011                               $      242,754    04/30/03         226,496         248,691
  Common Stock (B)                                                         72,463 shs.    04/30/03          72,463         121,303
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                     50,099 shs.    04/30/03          23,317          83,866
                                                                                                      ------------    ------------
                                                                                                           586,769         721,848
                                                                                                      ------------    ------------
COINING CORPORATION OF AMERICA LLC
A manufacturer of close tolerance parts and
metal stampings.
  10.74% Senior Secured Revolving Credit Facility
    due 2007 (C)                                                        $       61,728    01/07/02          61,728          61,190
  10.74% Senior Secured Tranche A Note due 2007 (C)                     $      434,222    06/26/01         434,222         428,435
  13% Senior Secured Tranche B Note due 2008                            $      370,370    06/26/01         370,370         370,936
  Limited Partnership Interest (B)                                          3.65% int.    06/26/01         185,185         320,000
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                     61,163 shs.    06/26/01          45,370         105,690
                                                                                                      ------------    ------------
                                                                                                         1,096,875       1,286,251
                                                                                                      ------------    ------------
CONNOR SPORT COURT INTERNATIONAL, INC.
A designer and manufacturer of outdoor and
indoor synthetic sports flooring and other temporary
flooring products.
  12% Senior Subordinated Note due 2012 (D)                             $    1,059,417           *         974,588         953,475
  Limited Partnership Interest (B)                                          4.43% int.          **         103,135           1,031
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                         92 shs.           *          84,829               1
                                                                                                      ------------    ------------
                                                                                                         1,162,552         954,507
                                                                                                      ------------    ------------
CONSOLIDATED FOUNDRIES HOLDINGS
A manufacturer of engineered cast metal components for
the global aerospace and defense industries.
  12% Senior Subordinated Note due 2013                                 $    1,157,143    06/15/05       1,109,281       1,165,556
  Common Stock (B)                                                            269 shs.         ***         278,521         242,388
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         54 shs.    06/15/05          53,295               1
                                                                                                      ------------    ------------
                                                                                                         1,441,097       1,407,945
                                                                                                      ------------    ------------
COREPHARMA LLC
A manufacturer of oral dose generic pharmaceuticals
targeted at niche applications.
  12% Senior Subordinated Note due 2013                                 $    1,350,000    08/04/05       1,283,231       1,340,623
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         10 shs.    08/04/05          72,617            --
                                                                                                      ------------    ------------
                                                                                                         1,355,848       1,340,623
                                                                                                      ------------    ------------
  *08/12/04 and 01/18/05.
 **08/12/04 and 01/14/05.
***06/15/05 and 05/22/06.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 9

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
CORVEST GROUP, INC.
A manufacturer and distributor of promotional products.
  12% Senior Subordinated Note due 2009 (D)                             $    2,045,455           *    $  1,975,518    $       --
  Common Stock (B)                                                             30 shs.           *          51,136            --
  Limited Partnership Interest (B)                                         10.23% int.           *         150,010            --
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                        171 shs.           *         157,343            --
                                                                                                      ------------    ------------
                                                                                                         2,334,007            --
                                                                                                      ------------    ------------
DEXTER MAGNETICS TECHNOLOGIES, INC.
A designer, fabricator, assembler and distributor of
industrial magnets and subassemblies in North America
and Europe.
  Common Stock                                                                310 shs.    07/19/01         309,783         426,449
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share                                            157 shs.    07/19/01         132,677         216,143
                                                                                                      ------------    ------------
                                                                                                           442,460         642,592
                                                                                                      ------------    ------------
DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name
automotive security systems, audio products and
installation accessories.
  Common Stock (B)                                                        126,817 shs.    12/19/05          40,518       1,723,440
  Limited Partnership Interest (B)                                          4.61% int.          **          26,223         345,767
                                                                                                      ------------    ------------
                                                                                                            66,741       2,069,207
                                                                                                      ------------    ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment
maintenance services and temporary production labor to
industrial customers.
  Membership Interests of MM/Lincap
    Diversco Investments Ltd. LLC (B)                                      13.57% int.    08/27/98         366,495            --
  Preferred Stock (B)                                                       1,639 shs.    12/14/01       1,392,067       1,252,858
  Warrants, exercisable until 2011, to purchase
    common stock of DHI Holdings, Inc.
    at $.01 per share (B)                                                   6,676 shs.         ***         201,655            --
                                                                                                      ------------    ------------
                                                                                                         1,960,217       1,252,858
                                                                                                      ------------    ------------
DWYER GROUP, INC.
A franchiser of a variety of home repair services.
  14% Senior Subordinated Note due 2011                                 $      984,375    10/30/03         908,118       1,004,063
  Common Stock (B)                                                          3,656 shs.        ****         365,600         380,224
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                      1,077 shs.    10/30/03          98,719         111,967
                                                                                                      ------------    ------------
                                                                                                         1,372,437       1,496,254
                                                                                                      ------------    ------------
   *03/05/99 and 03/24/99.
  **12/22/99 and 09/14/05.
 ***10/24/96 and 08/28/98.
****10/30/03 and 01/02/04.
----------------------------------------------------------------------------------------------------------------------------------
10

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
E X C ACQUISITION CORPORATION
A manufacturer of pre-filled syringes and pump systems
used for intravenous drug delivery.
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                         11 shs.    06/28/04    $     40,875    $     68,734
                                                                                                      ------------    ------------
EAGLE PACK PET FOODS, INC.
A manufacturer of premium pet food sold through
independent pet stores.
  12% Senior Subordinated Note due 2011                                 $      803,572           *         782,381         811,608
  Warrant, exercisable until 2011, to purchase
    common stock at $.02 per share                                          2,163 shs.    09/24/04          20,893          34,048
                                                                                                      ------------    ------------
                                                                                                           803,274         845,656
                                                                                                      ------------    ------------
EAST RIVER VENTURES I, L.P.
An acquirer of controlling or substantial interests in
other entities.
  Limited Partnership Interest (B)                                          0.03% int.    01/01/01           6,609           2,027
                                                                                                      ------------    ------------
ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural
medicines and nutritional supplements.
  Limited Partnership Interest (B)                                          0.70% int.    03/30/00         281,250          33,750
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                     15,415 shs.    03/30/00         135,000          22,500
                                                                                                      ------------    ------------
                                                                                                           416,250          56,250
                                                                                                      ------------    ------------
EURO-PRO CORPORATION
A designer, marketer and distributor of floor care, steam
cleaning and small kitchen products and appliances.
  13.25% Senior Subordinated Note due 2011                              $    1,125,000    09/09/03       1,106,131         112,500
  16.03% Overdue Interest Secured Note due 2008 (C)                     $       75,952    01/13/06          68,357          68,357
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                     23,229 shs.    09/09/03          18,869            --
                                                                                                      ------------    ------------
                                                                                                         1,193,357         180,857
                                                                                                      ------------    ------------
EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control
center systems.
  Common Stock (B)                                                         45,000 shs.    05/06/04               6            --
                                                                                                      ------------    ------------
F H S HOLDINGS LLC
A national provider of customized disease management
services to large, self-insured employers.
  12% Senior Subordinated Note due 2014                                 $    1,265,625    06/01/06       1,177,102       1,283,724
  Preferred Unit (B)                                                           84 uts.    06/01/06          83,530          75,177
  Common Unit (B)                                                             844 uts.    06/01/06             844             759
  Common Unit Class B (B)                                                     734 shs.    06/01/06          64,779          58,301
                                                                                                      ------------    ------------
                                                                                                         1,326,255       1,417,961
                                                                                                      ------------    ------------
*09/24/04 and 4/20/06.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                11

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
FLUTES, INC.
An independent manufacturer of micro fluted corrugated
sheet material for the food and consumer products
packaging industries.
  10% Senior Secured Term Note due 2013                                 $      524,791    04/13/06    $    516,919    $    521,585
  14% Senior Subordinated Note due 2014                                 $      314,029    04/13/06         280,929         312,599
  Common Stock (B)                                                         62,535 shs.    04/13/06          62,535          56,282
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                     17,680 shs.    04/13/06          27,676             177
                                                                                                      ------------    ------------
                                                                                                           888,059         890,643
                                                                                                      ------------    ------------
FOWLER HOLDING, INC.
A provider of site development services to residential
homebuilders and developers in the Raleigh/Durham
region of North Carolina.
  12% Senior Subordinated Note due 2013                                 $    1,252,174    02/03/06       1,129,229       1,260,942
  Common Stock (B)                                                             98 shs.    02/03/06          97,826          88,047
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        135 shs.    02/03/06         110,348               1
                                                                                                      ------------    ------------
                                                                                                         1,337,403       1,348,990
                                                                                                      ------------    ------------
FUEL SYSTEMS HOLDING CORPORATION
An independent North American supplier of fuel tanks for
a wide variety of commercial vehicles.
  12% Senior Subordinated Note due 2014                                 $    1,237,500    01/31/06       1,152,609       1,241,660
  Common Stock (B)                                                        112,500 shs.    01/31/06         112,500         101,250
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                     73,275 shs.    01/31/06          63,113             733
                                                                                                      ------------    ------------
                                                                                                         1,328,222       1,343,643
                                                                                                      ------------    ------------
H M HOLDING COMPANY
A designer, manufacturer, and importer of promotional and
wood furniture.
  12% Senior Subordinated Note due 2013                                 $    1,170,000    02/10/06       1,087,272       1,158,390
  Common Stock (B)                                                            180 shs.    02/10/06         180,000         162,000
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         67 shs.    02/10/06          61,875               1
                                                                                                      ------------    ------------
                                                                                                         1,329,147       1,320,391
                                                                                                      ------------    ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in
manufacturing and marketing entities.
  Series A Preferred Units (B)                                              0.30% int.    07/21/94          91,867             737
                                                                                                      ------------    ------------
HOME DECOR HOLDING COMPANY
A designer, manufacturer and marketer of framed art and
wall decor products.
  12.5% Senior Subordinated Note due 2012                               $    1,081,731           *         991,580       1,104,650
  Common Stock (B)                                                             33 shs.           *          33,216          44,369
  Warrant, exercisable until 2012, to purchase
    common stock at $.02 per share (B)                                        106 shs.           *         105,618         141,066
                                                                                                      ------------    ------------
                                                                                                         1,130,414       1,290,085
                                                                                                      ------------    ------------
*06/30/04 and 08/19/04.
----------------------------------------------------------------------------------------------------------------------------------
12

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network
systems for the industrial and office environments.
  12% Senior Secured Note due 2007                                      $      949,004    03/01/04    $    938,546    $    711,753
  Common Stock (B)                                                            130 shs.    06/01/00         149,500            --
                                                                                                      ------------    ------------
                                                                                                         1,088,046         711,753
                                                                                                      ------------    ------------
ITC^DELTACOM, INC.
A provider of integrated communications services in the
southeastern United States.
  13.63% Senior Secured Note due 2009 (C)                               $    1,179,095    07/26/05       1,155,605       1,181,311
  17.13% Senior Secured Note due 2009 (C)                               $      189,668    07/26/05         166,881         189,447
  Warrant, exercisable until 2009, to purchase
    convertible preferred stock at $.01 per share (B)                      54,468 shs.    07/26/05          18,156          94,774
                                                                                                      ------------    ------------
                                                                                                         1,340,642       1,465,532
                                                                                                      ------------    ------------
JASON, INC.
A diversified manufacturing company serving various
industrial markets.
  13% Senior Subordinated Note due 2008                                 $      510,187    08/04/00         486,882         505,851
  14% Cumulative Redeemable Preferred Stock Series A (B)                      153 shs.    08/04/00         153,119         149,708
  Limited Partnership Interest of
    Saw Mill Capital Fund II, L.P. (B)                                      1.30% int.    08/03/00         469,245         375,461
  Warrants, exercisable until 2008 and 2009, to purchase
    common stock at $.01 per share (B)                                     26,931 shs.    08/04/00          61,101          21,544
                                                                                                      ------------    ------------
                                                                                                         1,170,347       1,052,564
                                                                                                      ------------    ------------
JUSTRITE MANUFACTURING ACQUISITION CO.
A manufacturer of safety products such as storage cabinets
and containers.
  12% Senior Subordinated Note due 2011                                 $      843,750    12/15/04         798,999         844,717
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                        594 shs.    12/15/04          53,528          24,057
                                                                                                      ------------    ------------
                                                                                                           852,527         868,774
                                                                                                      ------------    ------------
K N B HOLDINGS CORPORATION
A designer, manufacturer and marketer of products for the
custom framing market.
  13.5% Senior Subordinated Note due 2013                               $    1,280,865    05/25/06       1,218,520       1,275,917
  Common Stock (B)                                                         71,053 shs.    05/25/06          71,053          63,948
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                     43,600 shs.    05/25/06          37,871             436
                                                                                                      ------------    ------------
                                                                                                         1,327,444       1,340,301
                                                                                                      ------------    ------------
KEEPSAKE QUILTING, INC.
A seller of quilting fabrics, books, patterns, kits and
notions to consumers.
  8.89% Senior Secured Revolving Note due 2007 (C)                      $       52,418    06/16/00          52,418          52,505
  8.89% Senior Secured Tranche A Note due 2007 (C)                      $      117,941    07/19/00         117,941         117,110
  12% Senior Secured Tranche B Note due 2008                            $      314,509    06/16/00         306,481         316,704
  Limited Partnership Interest of
    Riverside XVI Holding Company, L.P. (B)                                 3.02% int.    06/12/00         190,563         131,959
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                        633 shs.    06/12/00          26,209          44,235
                                                                                                      ------------    ------------
                                                                                                           693,612         662,513
                                                                                                      ------------    ------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                13

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
KELE AND ASSOCIATES, INC.
A distributor of building automation control products.
  12% Senior Subordinated Note due 2012                                 $      969,643    02/27/04    $    895,651    $    998,732
  Preferred Stock (B)                                                          12 shs.    11/24/04         237,794         241,915
  Common Stock (B)                                                              6 shs.    02/27/04           6,814         117,852
  Warrant, exercisable until 2012, to purchase
    common stock at $.02 per share (B)                                          6 shs.    02/27/04           4,124         107,787
                                                                                                      ------------    ------------
                                                                                                         1,144,383       1,466,286
                                                                                                      ------------    ------------
KEYSTONE NORTH AMERICA, INC.
An operator of funeral homes in North America.
  Common Stock                                                             28,577 shs.    02/08/05         137,444         167,848
                                                                                                      ------------    ------------
LIH INVESTORS, L.P.
A manufacturer and marketer of a broad line of external
accessories for new and used sport utility vehicles, trucks
and vans.
  12.5% Senior Subordinated Note due 2008                               $    2,036,000           *       1,902,996       1,984,132
  Common Stock (B)                                                          3,057 shs.           *         213,998          46,734
  Warrant, exercisable until 2006, to purchase
    common stock at $.11 per share (B)                                      8,245 shs.           *         318,838         126,047
                                                                                                      ------------    ------------
                                                                                                         2,435,832       2,156,913
                                                                                                      ------------    ------------
MAGNATECH INTERNATIONAL, INC.
A supplier of process equipment and related parts used
in the manufacturing of medium and high-pressure
reinforced hoses.
  12% Senior Subordinated Note due 2014                                 $      675,000    04/05/06         627,872         672,057
  13% Preferred Stock (B)                                                     299 shs.    04/05/06         299,295         284,335
  Common Stock (B)                                                             66 shs.    04/05/06          66,202          62,890
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                          7 shs.    04/05/06           6,832            --
                                                                                                      ------------    ------------
                                                                                                         1,000,201       1,019,282
                                                                                                      ------------    ------------
MAVERICK ACQUISITION COMPANY
A manufacturer of capsules that cover the cork and neck of
wine bottles.
  9.98% Senior Secured Tranche A Note due 2010 (C)                      $      397,783    09/03/04         397,783         399,832
  12% Senior Secured Tranche B Note due 2011                            $      179,104    09/03/04         160,924         181,566
  Limited Partnership Interest (B)                                          4.48% int.    09/03/04          33,582          30,224
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                        243 shs.    09/03/04          22,556               2
                                                                                                      ------------    ------------
                                                                                                           614,845         611,624
                                                                                                      ------------    ------------
MAXON CORPORATION
A manufacturer of industrial combustion equipment and
related shut-off valves and control valves.
  12% Senior Subordinated Note due 2012                                 $      549,837    09/30/04         506,617         565,977
  8.75% Senior Subordinated Note due 2012                               $      660,322    09/30/04         660,322         681,324
  Common Stock (B)                                                        218,099 shs.    09/30/04         218,099         397,813
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                     87,755 shs.    09/30/04          51,941         160,065
                                                                                                      ------------    ------------
                                                                                                         1,436,979       1,805,179
                                                                                                      ------------    ------------
*12/23/98 and 01/28/99.
----------------------------------------------------------------------------------------------------------------------------------
14

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
MEDASSIST, INC.
A provider of patient eligibility and accounts receivable
management services to hospitals and physician practices.
  8% Preferred Stock (B)                                                       44 shs.    10/28/04    $     44,289    $     44,576
  Common Stock (B)                                                         13,863 shs.    10/28/04          18,576          46,196
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                     47,090 shs.    05/01/03          21,534         156,924
                                                                                                      ------------    ------------
                                                                                                            84,399         247,696
                                                                                                      ------------    ------------
MICROGROUP, INC.
A manufacturer of precision parts and assemblies, and a
value-added supplier of metal tubing and bars.
  12% Senior Subordinated Note due 2013                                 $    1,421,795           *       1,335,748       1,446,612
  Common Stock (B)                                                            238 shs.           *         238,000         214,200
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         87 shs.           *          86,281               1
                                                                                                      ------------    ------------
                                                                                                         1,660,029       1,660,813
                                                                                                      ------------    ------------
MOMENTUM HOLDING CO.
A designer and supplier of upholstery fabric to commercial
furniture manufacturers and architectural and design firms.
  12% Senior Subordinated Note due 2014                                 $      618,802    08/04/06         550,250         625,962
  Limited Partnership Interest (B)                                         56,198 uts.    08/04/06          56,198          50,578
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                        586 shs.    08/04/06          56,705               6
                                                                                                      ------------    ------------
                                                                                                           663,153         676,546
                                                                                                      ------------    ------------
MONESSEN HOLDING CORPORATION
A designer and manufacturer of a broad line of gas, wood
and electric hearth products and accessories.
  12% Senior Subordinated Note due 2014                                 $    1,350,000    03/31/06       1,252,360       1,344,113
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                         81 shs.    03/31/06          73,125               1
                                                                                                      ------------    ------------
                                                                                                         1,325,485       1,344,114
                                                                                                      ------------    ------------
MORTON INDUSTRIAL GROUP, INC.
A manufacturer of highly engineered metal
fabricated components.
  12% Senior Subordinated Note due 2014                                 $    1,292,246    08/25/06       1,187,403       1,312,047
  Common Stock (B)                                                         57,754 shs.    08/25/06          57,754          51,979
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                     91,923 shs.    08/25/06          79,380             919
                                                                                                      ------------    ------------
                                                                                                         1,324,537       1,364,945
                                                                                                      ------------    ------------
*08/12/05 and 09/11/06.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                15

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
MOSS, INC.
A manufacturer and distributor of large display and
exhibit structures.
  9.48% Senior Secured
    Revolving Note due 2010 (C)                                         $       54,941    07/03/06    $     52,941    $     53,418
  9.48% Senior Secured Tranche A Note due 2010 (C)                      $      550,000    12/21/05         544,500         553,071
  12% Senior Secured Tranche B Note due 2010                            $      200,000    12/21/05         177,059         202,497
  Limited Partnership Interest of
    Riverside Capital Appreciation Fund I, L.P. (B)                        19.20% int.           *              29          73,254
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                        122 shs.    12/21/05          20,941          12,688
                                                                                                      ------------    ------------
                                                                                                           795,470         894,928
                                                                                                      ------------    ------------
NABCO, INC.
A producer of explosive containment vessels in the
United States.
  12% Senior Subordinated Note due 2014                                 $      330,882    02/24/06         305,386         326,929
  Limited Partnership Interest (B)                                            344 uts.    02/24/06         344,120         326,914
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                         26 shs.    02/24/06          19,687            --
                                                                                                      ------------    ------------
                                                                                                           669,193         653,843
                                                                                                      ------------    ------------
NEFF MOTIVATION, INC.
A manufacturer and distributor of customized awards and
sportswear to schools.
  12.5% Senior Subordinated Note due 2011                               $      562,500    01/31/03         495,224         573,750
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                        112 shs.    01/31/03          95,625         137,706
                                                                                                      ------------    ------------
                                                                                                           590,849         711,456
                                                                                                      ------------    ------------
NONNI'S FOOD COMPANY
A producer and distributor of premium biscotti and bagel
chips in North America.
  12.25% Senior Subordinated Note due 2012                              $      986,538    03/29/04         982,661         982,412
  10% Preferred Stock (B)                                                     135 shs.    03/29/04         135,044         134,145
  Common Stock (B)                                                          3,418 shs.    03/29/04           3,418          26,235
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                      4,565 shs.    03/29/04           3,877          34,997
                                                                                                      ------------    ------------
                                                                                                         1,125,000       1,177,789
                                                                                                      ------------    ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the
automotive industry.
  9% Senior Secured Note due 2009                                       $      464,286    01/28/02         464,286         454,120
  11.5% Senior Subordinated Note due 2012                               $      857,143    01/28/02         796,180         810,561
  Common Stock (B)                                                        178,571 shs.    01/28/02         178,571          89,286
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                    138,928 shs.    01/28/02          92,597          69,465
                                                                                                      ------------    ------------
                                                                                                         1,531,634       1,423,432
                                                                                                      ------------    ------------
*09/20/00 and 05/23/02.
----------------------------------------------------------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
O R S NASCO HOLDING, INC.
A wholesale distributor of industrial supplies in
North America.
  13% Senior Subordinated Note due 2013                                 $    1,256,152    12/20/05    $  1,181,428    $  1,262,496
  Common Stock (B)                                                         93,848 shs.    12/20/05          93,848          84,463
  Warrant, exercisable until 2015, to purchase
    common stock at $.01 per share (B)                                     52,820 shs.    12/20/05          52,292             528
                                                                                                      ------------    ------------
                                                                                                         1,327,568       1,347,487
                                                                                                      ------------    ------------
OAKRIVER TECHNOLOGY, INC.
Designs, engineers and assembles high precision
automated process equipment for the medical device
industry, with a focus on defibrillators and stents.
  10% Senior Secured Note due 2012                                      $      323,115    01/03/06         318,268         321,202
  13% Senior Subordinated Note due 2013                                 $      392,709    01/03/06         350,945         390,467
  Common Stock (B)                                                        184,176 shs.    01/03/06         184,176         165,758
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                     41,249 shs.    01/03/06          35,900             412
                                                                                                      ------------    ------------
                                                                                                           889,289         877,839
                                                                                                      ------------    ------------
OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon, California and
British Columbia.
  12% Senior Subordinated Note due 2008                                 $    1,193,154          **       1,187,454       1,153,539
  Limited Partnership Interest of Riverside VIII, VIII-A and
    VIII-B Holding Company, L.P.                                           10.66% int.           *         808,386         808,347
  Warrants, exercisable until 2007 and 2008, to purchase
    common stock at $.01 per share (B)                                     15,166 shs.          **         206,041         204,198
                                                                                                      ------------    ------------
                                                                                                         2,201,881       2,166,084
                                                                                                      ------------    ------------
ONTARIO DRIVE & GEAR LTD.
A manufacturer of all-wheel drive, off-road amphibious
vehicles and related accessories.
  13% Senior Subordinated Note due 2013                                 $    1,047,115    01/17/06         941,992       1,050,883
  Limited Partnership Interest (B)                                          1,942 uts.    01/17/06         302,885         272,597
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        328 shs.    01/17/06          90,424               3
                                                                                                      ------------    ------------
                                                                                                         1,335,301       1,323,483
                                                                                                      ------------    ------------
OVERTON'S HOLDING COMPANY
A marketer of marine and water sports accessories in the
United States.
  12% Senior Subordinated Note due 2014                                 $      962,104    04/28/06         899,851         963,977
  Common Stock (B)                                                             50 shs.    04/28/06          50,000          45,000
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                         49 shs.    04/28/06          44,322            --
                                                                                                      ------------    ------------
                                                                                                           994,173       1,008,977
                                                                                                      ------------    ------------
 *08/07/98, 02/23/99, 12/22/99 and 02/25/03.
**08/07/98 and 02/29/00.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                17

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
P A S HOLDCO LLC
An independent provider of maintenance, repair and
overhaul services to the aerospace gas turbine engine and
airframe markets.
  14% Senior Subordinated Note due 2014                                 $    1,147,684    07/03/06    $  1,088,856    $  1,145,025
  Preferred Unit (B)                                                          202 uts.    07/03/06         202,320         192,204
  Preferred Unit (B)                                                           36 uts.    07/03/06          36,420          34,599
  Common Unit Class I (B)                                                      78 uts.    07/03/06            --                 1
  Common Unit Class L (B)                                                      17 uts.    07/03/06            --              --
                                                                                                      ------------    ------------
                                                                                                         1,327,596       1,371,829
                                                                                                      ------------    ------------
P I I HOLDING CORPORATION
A manufacturer of plastic film and bags for the general
industrial, medical, and food industries.
  12% Senior Subordinated Note due 2013                                 $    1,215,000    03/31/06       1,134,584       1,214,462
  Preferred Stock (B)                                                          19 shs.    03/31/06         174,492         165,788
  Common Stock (B)                                                             12 shs.    03/31/06          13,500          12,150
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                          7 shs.    03/31/06           5,888            --
                                                                                                      ------------    ------------
                                                                                                         1,328,464       1,392,400
                                                                                                      ------------    ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the
nutritional, pharmaceutical, personal care and food
packaging markets.
  12% Senior Subordinated Note due 2008                                 $    1,125,000    12/19/00       1,068,605       1,103,788
  Membership Interests of MM/Lincap
    PPI Investments, Inc., LLC (B)                                          1.28% int.    12/21/00         140,625         148,258
                                                                                                      ------------    ------------
                                                                                                         1,209,230       1,252,046
                                                                                                      ------------    ------------
PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products,
related breeding and healthcare products and specialty
genetics sold to the dairy and beef industries.
  9.8% Redeemable Exchangeable Preferred Stock (B)                            332 shs.    08/12/94          33,217            --
  Common Stock (B)                                                            867 shs.           *          42,365            --
                                                                                                      ------------    ------------
                                                                                                            75,582            --
                                                                                                      ------------    ------------
QUALIS AUTOMOTIVE LLC
A distributor of aftermarket automotive brake and
chassis products.
  12% Senior Subordinated Note due 2012                                 $      937,500    05/28/04         779,727         964,238
  Common Stock                                                            187,500 shs.    05/28/04         187,500         345,938
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share                                        199,969 shs.    05/28/04         199,969         368,943
                                                                                                      ------------    ------------
                                                                                                         1,167,196       1,679,119
                                                                                                      ------------    ------------
QUALSERV CORPORATION
A provider of foodservice equipment and supplies to major
restaurant chains and their franchisees.
  14% Senior Subordinated Note due 2012 (D)                             $    1,002,475    07/09/04         976,254         601,485
  Limited Partnership Interest (B)                                          4.90% int.    07/09/04         137,195            --
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        280 shs.    07/09/04          25,973            --
                                                                                                      ------------    ------------
                                                                                                         1,139,422         601,485
                                                                                                      ------------    ------------
*11/14/01 and 08/12/94.
----------------------------------------------------------------------------------------------------------------------------------
18

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
RADIAC ABRASIVES, INC.
A manufacturer of bonded abrasive and super abrasive
grinding wheels in the United States.
  12% Senior Subordinated Note due 2014                                 $    1,196,809    02/10/06    $  1,113,256    $  1,188,802
  Common Stock (B)                                                        153,191 shs.    02/10/06         153,191         137,872
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                     69,647 shs.    02/10/06          63,421             696
                                                                                                      ------------    ------------
                                                                                                         1,329,868       1,327,370
                                                                                                      ------------    ------------
RIVER RANCH FRESH FOODS LLC
A supplier of fresh produce to the retail and
foodservice channels.
  13% Senior Subordinated Note due 2011 (D)                             $      975,000    09/29/04         891,404         780,000
  Limited Partnership Interest (B)                                         21,500 uts.    09/29/04         150,000            --
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                     12,481 shs.    09/29/04          83,596            --
                                                                                                      ------------    ------------
                                                                                                         1,125,000         780,000
                                                                                                      ------------    ------------
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and cultured
marble bathroom products.
  12.5% Senior Subordinated Note due 2011                               $      562,500    11/14/03         512,992         572,230
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                         74 shs.    11/14/03          65,089          49,116
                                                                                                      ------------    ------------
                                                                                                           578,081         621,346
                                                                                                      ------------    ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the
wood working industry.
  8.73% Senior Secured Tranche A Note due 2007 (C)                      $      242,283    06/02/99         242,283         242,283
  12% Senior Secured Tranche B Note due 2007                            $      646,089    06/02/99         646,089         646,089
  Class B Common Stock (B)                                                    846 shs.    06/02/99         146,456         399,925
                                                                                                      ------------    ------------
                                                                                                         1,034,828       1,288,297
                                                                                                      ------------    ------------
SAVAGE SPORTS HOLDING, INC.
A manufacturer of sporting firearms.
  12% Senior Subordinated Note due 2012                                 $      814,655    09/10/04         763,818         811,945
  Common Stock (B)                                                            310 shs.    09/10/04         310,345         253,171
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                         71 shs.    09/10/04          60,129          57,706
                                                                                                      ------------    ------------
                                                                                                         1,134,292       1,122,822
                                                                                                      ------------    ------------
SPECIALTY FOODS GROUP, INC.
A manufacturer and distributor of branded meat products.
  Limited Partnership Interest of MHD Holdings LLC                          0.76% int.    08/29/00         363,576            --
                                                                                                      ------------    ------------
STANTON CARPET HOLDING CO.
A designer and marketer of high and mid-priced decorative
carpets and rugs.
  12.125% Senior Subordinated Note due 2014                             $    1,185,366    08/01/06       1,112,745       1,188,004
  Common Stock (B)                                                            165 shs.    08/01/06         164,634         148,167
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                         55 shs.    08/01/06          49,390               1
                                                                                                      ------------    ------------
                                                                                                         1,326,769       1,336,172
                                                                                                      ------------    ------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                19

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
STRATEGIC EQUIPMENT & SUPPLY CORPORATION, INC.
A provider of kitchen and restaurant design, equipment
fabrication and installation services.
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                     61,862 shs.    01/14/00    $    382,501    $       --
                                                                                                      ------------    ------------
SYNVENTIVE EQUITY LLC
A manufacturer of hot runner systems used in the plastic
injection molding process.
  Limited Partnership Interest (B)                                          1.05% int.    08/20/03          33,463           7,465
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                     45,942 shs.    08/21/03          10,249          10,249
                                                                                                      ------------    ------------
                                                                                                            43,712          17,714
                                                                                                      ------------    ------------
TANGENT RAIL CORPORATION
A manufacturer of rail ties and provides specialty services
to the North American railroad industry.
  13% Senior Subordinated Note due 2013                                 $    1,173,909    10/14/05       1,005,681       1,207,894
  Preferred Stock (B)                                                       1,749 shs.    10/14/05         174,924         180,220
  Common Stock (B)                                                          1,167 shs.    10/14/05           1,167           1,050
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        618 shs.    10/14/05         155,860               6
                                                                                                      ------------    ------------
                                                                                                         1,337,632       1,389,170
                                                                                                      ------------    ------------
TERRA RENEWAL SERVICES, INC.
A provider of wastewater residual management and
required environmental reporting, permitting, nutrient
management planning and record keeping to companies
involved in poultry and food processing.
  8.68% Senior Secured Tranche A Note due 2011 (C)                      $      159,375    04/28/06         158,578         157,496
  8.75% Senior Secured Tranche A Note due 2011 (C)                      $      121,875    04/28/06         121,850         120,438
  8.93% Senior Secured Tranche B Note due 2012 (C)                      $      179,883    04/28/06         179,883         177,449
  8.65% Senior Secured Tranche B Note due 2012 (C)                      $      241,992    04/28/06         240,644         238,718
  8.64% Senior Secured Tranche B Note due 2012 (C)                      $      209,530    09/11/06         208,482         206,696
  12% Senior Subordinated Note due 2014                                 $      664,062    04/28/06         631,702         665,667
  Limited Partnership Interest of
    Saw Mill Capital Fund V, L.P.                                           2.30% int.    03/01/05         123,281         110,955
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                         41 shs.    04/28/06          34,627            --
                                                                                                      ------------    ------------
                                                                                                         1,699,047       1,677,419
                                                                                                      ------------    ------------
THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies,
such as safety products, janitorial supplies, work
apparel, washroom and restroom supplies and
sanitary care products.
  13% Senior Subordinated Note due 2009                                 $    1,356,000    02/05/98       1,279,723       1,356,000
  Common Stock (B)                                                            315 shs.    02/04/98         315,000         313,713
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                                        222 shs.    02/05/98         184,416         221,093
                                                                                                      ------------    ------------
                                                                                                         1,779,139       1,890,806
                                                                                                      ------------    ------------
----------------------------------------------------------------------------------------------------------------------------------
20

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
TRANSTAR HOLDING COMPANY
A distributor of aftermarket automotive transmission parts.
  12% Senior Subordinated Note due 2013                                 $      918,000    08/31/05    $    879,868    $    943,902
  Common Stock (B)                                                            432 shs.    08/31/05         432,000         410,400
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         46 shs.    08/31/05          41,021            --
                                                                                                      ------------    ------------
                                                                                                         1,352,889       1,354,302
                                                                                                      ------------    ------------
TRONAIR, INC.
A designer, engineer and manufacturer of ground support
equipment for the business, commuter and commercial
aviation markets.
  10.5% Senior Secured Term Note due 2008                               $      451,394    01/20/00         451,394         453,906
  12% Senior Subordinated Note due 2010                                 $      758,100    01/20/00         733,591         772,931
  Common Stock (B)                                                        129,960 shs.    01/20/00         129,960         313,464
  Warrant, exercisable until 2010, to purchase
    common stock at $1 per share (B)                                      148,912 shs.    01/20/00          56,316         359,173
                                                                                                      ------------    ------------
                                                                                                         1,371,261       1,899,474
                                                                                                      ------------    ------------
TRUCK BODIES & EQUIPMENT INTERNATIONAL
A designer and manufacturer of accessories for heavy and
medium duty trucks, primarily dump bodies, hoists,
various forms of flat-bed bodies, landscape bodies and
other accessories.
  12% Senior Subordinated Note due 2013                                 $    1,222,698           *       1,140,339       1,265,878
  Common Stock (B)                                                            393 shs.           *         423,985         531,803
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         81 shs.           *          84,650         109,826
                                                                                                      ------------    ------------
                                                                                                         1,648,974       1,907,507
                                                                                                      ------------    ------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
  12.5% Senior Subordinated Note due 2010                               $      562,500    04/11/03         530,873         573,750
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                      3,060 shs.    04/11/03          50,625          64,592
                                                                                                      ------------    ------------
                                                                                                           581,498         638,342
                                                                                                      ------------    ------------
TUBULAR TEXTILE MACHINERY
A designer, manufacturer, sale and servicer of finishing
machinery for the knit and woven segments of the global
textile industry.
  12% Senior Subordinated Note due 2014                                 $      705,457    05/28/04         642,333         698,772
  8.75% Senior Secured Note due 2011                                    $      409,310    05/28/04         409,310         408,622
  Common Stock (B)                                                        385,233 shs.    05/28/04         385,233         327,448
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                    116,521 shs.    05/28/04          74,736           1,165
                                                                                                      ------------    ------------
                                                                                                         1,511,612       1,436,007
                                                                                                      ------------    ------------
*07/19/05 and 12/22/05.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                21

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
U S S HOLDINGS, INC.
A producer of high grade industrial and specialty
silica sands.
  14% Redeemable Preferred Stock (B)                                          499 shs.    09/30/99    $    272,912    $     54,525
  Convertible Preferred Stock Series A and B, convertible
    into common stock at $9.26 per share (B)                               72,720 shs.    12/19/96         583,365            --
  Common Stock (B)                                                         10,013 shs.    09/30/99         399,505            --
  Warrants, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                      2,459 shs.           *          64,182            --
                                                                                                      ------------    ------------
                                                                                                         1,319,964          54,525
                                                                                                      ------------    ------------
U-LINE CORPORATION
A manufacturer of high-end, built-in, undercounter ice
making, wine storage and refrigeration appliances.
  12.5% Senior Subordinated Note due 2012                               $      996,500    04/30/04         904,986       1,026,010
  Common Stock (B)                                                             96 shs.    04/30/04          96,400         121,464
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        122 shs.    04/30/04         112,106         153,720
                                                                                                      ------------    ------------
                                                                                                         1,113,492       1,301,194
                                                                                                      ------------    ------------
VICTORY VENTURES LLC
An acquirer of controlling or substantial interests in
other entities.
  Series A Preferred Units (B)                                              0.04% int.    12/02/96               1               2
                                                                                                      ------------    ------------
VITALITY FOODSERVICE, INC.
A non-carbonated beverage dispensing company focused
on the foodservice industry.
  13% Senior Subordinated Note due 2011                                 $      999,153    09/24/04         918,977         995,210
  Common Stock (B)                                                         12,585 shs.    09/24/04         125,850         152,908
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                     12,593 shs.    09/24/04          98,938         153,005
                                                                                                      ------------    ------------
                                                                                                         1,143,765       1,301,123
                                                                                                      ------------    ------------
VITEX PACKAGING GROUP, INC.
A manufacturer of specialty packaging, primarily
envelopes and tags used on tea bags
  12.5% Senior Subordinated Note due 2012                               $      900,000    07/19/04         785,152         855,537
  Limited Partnership Interest Class A (B)                                  0.93% int.    07/19/04         219,375         197,438
  Limited Partnership Interest Class B (B)                                  0.41% int.    07/19/04          96,848          87,163
                                                                                                      ------------    ------------
                                                                                                         1,101,375       1,140,138
                                                                                                      ------------    ------------
WALLS INDUSTRIES, INC.
A provider of branded workwear and sporting
goods apparel.
  10% Senior Subordinated Lien Note due 2009                            $      444,079    07/12/04         444,079         444,092
  14% Senior Subordinated Note due 2012                                 $      574,613    07/12/04         573,287         586,105
  Limited Partnership Interest (B)                                          0.20% int.    07/12/04          19,737         270,535
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                      2,133 shs.    07/12/04           1,500          29,240
                                                                                                      ------------    ------------
                                                                                                         1,038,603       1,329,972
                                                                                                      ------------    ------------
  TOTAL PRIVATE PLACEMENT INVESTMENTS                                                                 $ 91,894,826    $ 91,797,938
                                                                                                      ------------    ------------
*12/19/96 and 09/30/99.
----------------------------------------------------------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2006
(Unaudited)

                                                                              Shares or
                                                 Interest         Due         Principal
CORPORATE RESTRICTED SECURITIES(A)(Continued)      Rate           Date         Amount           Cost         Fair Value
                                                 --------       --------    ------------    ------------    ------------
RULE 144A SECURITIES - 5.12%:(A)

  BONDS - 5.12%
    A E S Corporation                             8.750%        05/15/13    $    425,000    $    469,577    $    455,813
    A E S Corporation                             9.000         05/15/15         175,000         175,000         188,563
    Basic Energy Services                         7.125         04/15/16         625,000         610,000         603,125
    Bombardier, Inc.                              6.300         05/01/14         500,000         440,315         448,750
    Charter Communications Op LLC                 8.000         04/30/12         250,000         249,375         251,875
    Douglas Dynamics LLC                          7.750         01/15/12         325,000         326,674         307,125
    Edison Mission Energy                         7.750         06/15/16         235,000         235,000         237,938
    G F S I, Inc.                                11.000         06/01/11         375,000         340,343         360,000
    Interactive Health LLC                        7.250         04/01/11         484,000         415,137         387,200
    Packaging Dynamics Corporation of Ameri      10.000         05/01/16         850,000         860,000         858,500
    Petrohawk Energy Corporation                  9.125         07/15/13         500,000         499,012         502,500
    Service Corporation International (C)         8.000         06/15/17         500,000         495,015         478,750
    Stewart & Stevenson LLC                      10.000         07/15/14         600,000         613,249         607,500
    T C W Leveraged Income Trust LP               8.410         11/30/06         437,144         437,144         404,009
    Tenaska Alabama Partners LP                   7.000         06/30/21         180,789         180,789         177,157
    Tunica-Biloxi Gaming Authority                9.000         11/15/15         500,000         516,425         520,000
                                                                                            ------------    ------------
      TOTAL BONDS                                                                              6,863,055       6,788,805
                                                                                            ------------    ------------
  WARRANTS - 0.00%
    Winsloew Furniture, Inc. (B)                                                     700    $          7    $       --
                                                                                            ------------    ------------
      TOTAL WARRANTS                                                                                   7            --
                                                                                            ------------    ------------
  TOTAL RULE 144A SECURITIES                                                                   6,863,062       6,788,805
                                                                                            ------------    ------------
      TOTAL CORPORATE RESTRICTED SECURITIES                                                 $ 98,757,888    $ 98,586,743
                                                                                            ------------    ------------






------------------------------------------------------------------------------------------------------------------------
                                                                                                                      23

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2006
(Unaudited)

                                                 Interest         Due         Principal
CORPORATE PUBLIC SECURITIES -- 25.91%:(A)          Rate           Date         Amount           Cost        Market Value
                                                 --------       --------    ------------    ------------    ------------
BONDS - 25.23%
  Abitibi-Consolidated, Inc.                      7.750%        06/15/11    $    500,000    $    514,148    $    457,500
  Allied Waste NA                                 7.875         04/15/13         500,000         513,544         511,250
  Appleton Papers, Inc.                           8.125         06/15/11         250,000         250,000         250,000
  Argo Tech Corporation                           9.250         06/01/11         425,000         425,000         442,000
  Arrow Electronics, Inc.                         7.000         01/15/07         500,000         503,871         501,843
  Atlas Pipeline Partners                         8.125         12/15/15         600,000         612,500         610,500
  BCP Crystal US Holdings Corporation             9.625         06/15/14         355,000         355,000         385,175
  Blockbuster, Inc. (C)                           9.000         09/01/12         275,000         276,368         252,313
  Cablevision Systems Corporation                 8.000         04/15/12         500,000         507,098         506,250
  Cadmus Communications Corporation               8.375         06/15/14         500,000         497,375         483,750
  Chemed Corporation                              8.750         02/24/11         600,000         600,000         622,500
  Chesapeake Energy Corporation                   7.000         08/15/14         650,000         674,735         642,688
  Cincinnati Bell, Inc.                           8.375         01/15/14         550,000         503,750         555,500
  Clayton Williams Energy, Inc.                   7.750         08/01/13         575,000         557,000         517,500
  Del Monte Corporation                           8.625         12/15/12         200,000         200,000         209,750
  Dollar Financial Group                          9.750         11/15/11         241,000         241,000         262,917
  Dominos Pizza, Inc.                             8.250         07/01/11         109,000         108,213         114,450
  Dynegy Holdings, Inc.                           8.375         05/01/16         665,000         676,875         676,638
  Electronic Data Systems Corporation             7.125         10/15/09         500,000         504,220         522,965
  Esterline Technologies                          7.750         06/15/13         175,000         175,000         176,750
  Exco Resources, Inc.                            7.250         01/15/11         500,000         488,750         488,750
  Ford Motor Credit Co.                           7.375         10/28/09         750,000         748,125         728,853
  Gencorp, Inc.                                   9.500         08/15/13         130,000         130,000         135,200
  General Motors Acceptance Corporation           5.850         01/14/09         750,000         742,534         735,343
  Goodyear Tire & Rubber Co.                      7.857         08/15/11         350,000         327,250         340,375
  Goodyear Tire & Rubber Co.                      9.000         07/01/15         100,000         102,000         101,500
  GulfMark Offshore, Inc.                         7.750         07/15/14         300,000         298,725         301,500
  Houghton Mifflin Co.                            9.875         02/01/13         500,000         526,390         528,750
  Imax Corporation                                9.625         12/01/10         500,000         515,365         476,250
  Inergy LP                                       8.250         03/01/16          75,000          75,000          77,625
  Intelsat Subsidiary Holding Company Ltd.        9.614         01/15/12         475,000         479,427         481,531
  Interline Brands, Inc.                          8.125         06/15/14         150,000         148,925         151,875
  Intrawest Corporation                           7.500         10/15/13         250,000         250,000         268,438
  Iron Mountain, Inc.                             8.750         07/15/18         500,000         515,794         518,750
  K 2, Inc.                                       7.375         07/01/14         150,000         150,541         146,063
  Koppers Inc.                                    9.875         10/15/13         170,000         170,000         184,025
  Lazard LLC                                      7.125         05/15/15         375,000         374,704         390,739
  Leucadia National Corporation                   7.000         08/15/13         350,000         356,114         353,500
  Liberty Media Corporation                       5.700         05/15/13         500,000         475,805         471,811
  Lodgenet Entertainment Corporation              9.500         06/15/13         375,000         375,000         401,250
  Lyondell Chemical Co.                           9.500         12/15/08         265,000         258,180         272,619
  M G M Mirage, Inc.                              6.000         10/01/09         225,000         227,140         222,188
  Mac-Gray Corporation                            7.625         08/15/15         300,000         300,000         306,000
  Majestic Star Casino LLC                        9.500         10/15/10         250,000         250,000         255,625
  Manitowoc Company, Inc.                         7.125         11/01/13         100,000         100,000          98,500
  Markwest Energy Operating Co.                   6.875         11/01/14         550,000         532,750         517,000
  Mediacom LLC                                    9.500         01/15/13         750,000         745,638         766,875
  Metaldyne Corporation (C)                      10.000         11/01/13         340,000         341,930         343,400
  N R G Energy, Inc.                              7.375         02/01/16         600,000         598,750         596,250
  Nalco Co.                                       7.750         11/15/11         250,000         250,000         255,000
------------------------------------------------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2006
(Unaudited)

                                                 Interest         Due         Principal
CORPORATE PUBLIC SECURITIES(A)(Continued)          Rate           Date         Amount           Cost        Market Value
                                                 --------       --------    ------------    ------------    ------------
BONDS, CONTINUED
  National Wine & Spirits, Inc.                  10.125%        01/15/09    $     25,000    $     25,258    $     25,250
  Neiman Marcus Group, Inc.                      10.375         10/15/15         600,000         600,000         648,000
  Nextel Communications, Inc.                     7.375         08/01/15         400,000         409,106         412,696
  North American Energy Partners                  8.750         12/01/11         200,000         200,000         199,500
  Nova Chemicals Corporation (C)                  8.405         11/15/13         215,000         215,000         219,300
  NTL Cable PLC                                   9.125         08/15/16         690,000         709,721         712,425
  O E D Corp/Diamond Jo Company Guarantee         8.750         04/15/12         500,000         492,980         500,000
  Offshore Logistics, Inc.                        6.125         06/15/13         350,000         350,000         328,125
  P Q Corporation                                 7.500         02/15/13         685,000         677,350         650,750
  Pacific Energy Partners                         7.125         06/15/14         250,000         251,907         255,000
  Pacific Energy Partners                         6.250         09/15/15         100,000          99,544          98,500
  Pinnacle Foods Group                            8.250         12/01/13         225,000         225,000         225,281
  Pliant Corporation                             11.850         06/15/09         643,130         643,096         717,090
  Primedia, Inc.                                  8.000         05/15/13         500,000         513,662         453,750
  Quicksilver Resources, Inc                      7.125         04/01/16         600,000         583,125         568,500
  Rent-A-Center, Inc.                             7.500         05/01/10         250,000         250,000         251,250
  Rent-Way, Inc.                                 11.875         06/15/10         450,000         465,505         522,000
  Rock-Tenn Co.                                   8.200         08/15/11         500,000         503,397         520,000
  Rogers Wireless, Inc.                           7.250         12/15/12          90,000          90,000          94,162
  Rogers Wireless, Inc.                           7.500         03/15/15         560,000         599,459         597,800
  Rogers Wireless, Inc.                           8.000         12/15/12          90,000          90,000          95,625
  Samsonite Corporation                           8.875         06/01/11         500,000         523,120         523,750
  Sheridan Acquisition Corporation               10.250         08/15/11         225,000         222,001         227,812
  Sierra Pacific Resources                        6.750         08/15/17         330,000         331,602         330,138
  Sungard Data Systems                            9.125         08/15/13          75,000          75,000          77,625
  Tekni-Plex, Inc.                               12.750         06/15/10         500,000         483,500         425,000
  Telex Communications, Inc.                     11.500         10/15/08         250,000         250,000         265,000
  Tenet Healthcare Corporation                    6.375         12/01/11         250,000         241,250         219,687
  Tenet Healthcare Corporation                    9.875         07/01/14         350,000         341,858         348,687
  Tenneco, Inc.                                   8.625         11/15/14         500,000         501,250         493,750
  Texas Industries, Inc.                          7.250         07/15/13          35,000          35,000          35,000
  Triton P C S, Inc.                              8.500         06/01/13         500,000         500,000         463,750
  Tyco International Group SA                     6.375         10/15/11         150,000         148,500         157,243
  Unisys Corporation                              8.000         10/15/12          90,000          90,000          84,150
  United Components, Inc.                         9.375         06/15/13         535,000         536,332         529,650
  United Rentals, Inc.                            7.750         11/15/13         325,000         325,000         320,125
  Universal City Florida                          8.375         05/01/10         100,000         100,000         100,375
  Universal City Florida (C)                     10.239         05/01/10         100,000         100,000         102,750
  Vought Aircraft Industries                      8.000         07/15/11         650,000         648,799         596,375
  Warner Music Group                              7.375         04/15/14         125,000         125,000         121,875
  Wornick Co.                                    10.875         07/15/11         350,000         350,000         348,250
                                                                                            ------------    ------------
    TOTAL BONDS                                                                               33,472,856      33,483,820
                                                                                            ------------    ------------



------------------------------------------------------------------------------------------------------------------------
                                                                                                                      25

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2006
(Unaudited)

                                                                              Shares or
                                                 Interest         Due         Principal
CORPORATE PUBLIC SECURITIES(A)(Continued)          Rate           Date         Amount           Cost        Market Value
                                                 --------       --------    ------------    ------------    ------------
COMMON STOCK - 0.04%
  Bare Escentuals, Inc. (B)                                                          200    $      4,400    $      5,430
  Distributed Energy Systems Corporation                                          14,000         177,078          45,220
                                                                                            ------------    ------------
    TOTAL COMMON STOCK                                                                           181,478          50,650
                                                                                            ------------    ------------
CONVERTIBLE BONDS - 0.64%
  Citadel Broadcasting Corporation                1.875%        02/15/11    $    300,000    $    232,875    $    244,125
  ICOS Corporation                                2.000         07/01/23         375,000         298,125         322,031
  Q L T, Inc.                                     3.000         09/15/23         305,000         277,410         282,506
                                                                                            ------------    ------------
    TOTAL CONVERTIBLE BONDS                                                                      808,410         848,662
                                                                                            ------------    ------------
    TOTAL CORPORATE PUBLIC SECURITIES                                                       $ 34,462,744    $ 34,383,132
                                                                                            ------------    ------------


                                                Interest          Due         Principal
SHORT-TERM SECURITIES:                         Rate/Yield         Date         Amount           Cost        Market Value
                                                 --------       --------    ------------    ------------    ------------
COMMERCIAL PAPER - 6.48%
  ConocoPhillips                                  5.320%        10/02/06    $  2,669,000    $  2,668,211    $  2,668,211
  Detroit Edison Co.                              5.300         10/02/06       2,223,000       2,222,345       2,222,345
  Detroit Edison Co.                              5.310         10/03/06       2,000,000       1,999,115       1,999,115
  Kraft Foods, Inc.                               5.330         10/04/06       1,711,000       1,709,987       1,709,987
                                                                                            ------------    ------------
    TOTAL SHORT-TERM SECURITIES                                                             $  8,599,658    $  8,599,658
                                                                                            ------------    ------------
TOTAL INVESTMENTS                                106.70%                                    $141,820,290    $141,569,533
                                                                                            ============    ------------
  Other Assets                                     6.40                                                        8,488,145
  Liabilities                                    (13.10)                                                     (17,379,725)
                                                 ------                                                     ------------
TOTAL NET ASSETS                                 100.00%                                                    $132,677,953
                                                 ======                                                     ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.
(C) Variable rate security; rate indicated is as of 09/30/06.
(D) Defaulted security; interest not accrued.

                                           SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
------------------------------------------------------------------------------------------------------------------------
26

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2006
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
AEROSPACE - 3.11%                                                      BUILDINGS & REAL ESTATE - 1.59%
Argo Tech Corporation                          $      442,000          Adorn, Inc.                                    $    1,431,447
Consolidated Foundries Holdings                     1,407,945          Texas Industries, Inc.                                 35,000
Esterline Technologies                                176,750          TruStile Doors, Inc.                                  638,342
Gencorp, Inc.                                         135,200                                                         --------------
P A S Holdco LLC                                    1,371,829                                                              2,104,789
Vought Aircraft Industries                            596,375                                                         --------------
                                               --------------          CHEMICAL, PLASTICS
                                                    4,130,099            & RUBBER - 1.50%
                                               --------------          BCP Crystal US Holding Corporation                    385,175
AUTOMOBILE - 10.25%                                                    Capital Specialty Plastics, Inc.                       27,704
Ford Motor Credit Co.                                 728,853          Koppers, Inc.                                         184,025
Fuel Systems Holding Corporation                    1,343,643          Lyondell Chemical Co.                                 272,619
General Motors Acceptance Corporation                 735,343          Nalco Co.                                             255,000
Goodyear Tire & Rubber Co.                            441,875          Nova Chemicals Corporation                            219,300
Jason, Inc.                                         1,052,564          P Q Corporation                                       650,750
LIH Investors, L.P.                                 2,156,913                                                         --------------
Metaldyne Corporation                                 343,400                                                              1,994,573
Nyloncraft, Inc.                                    1,423,432                                                         --------------
Ontario Drive & Gear Ltd.                           1,323,483          CONSUMER PRODUCTS - 7.53%
Qualis Automotive LLC                               1,679,119          Augusta Sportswear Holding Co.                      1,548,268
Tenneco, Inc.                                         493,750          Bravo Sports Holding Corporation                    1,338,200
Transtar Holding Company                            1,354,302          Euro-Pro Corporation                                  180,857
United Components, Inc.                               529,650          G F S I, Inc.                                         360,000
                                               --------------          K N B Holdings Corporation                          1,340,301
                                                   13,606,327          Momentum Holding Co.                                  676,546
                                               --------------          Neff Motivation, Inc.                                 711,456
BEVERAGE, DRUG & FOOD - 3.84%                                          Royal Baths Manufacturing Company                     621,346
Beta Brands Ltd.                                          --           The Tranzonic Companies                             1,890,806
Cains Foods, L.P.                                      71,629          Walls Industries, Inc.                              1,329,972
Del Monte Corporation                                 209,750          Winsloew Furniture, Inc.                                 --
Dominos Pizza, Inc.                                   114,450                                                         --------------
Eagle Pack Pet Foods, Inc.                            845,656                                                              9,997,752
National Wine & Spirits, Inc.                          25,250                                                         --------------
Nonni's Food Company                                1,177,789          CONTAINERS, PACKAGING
Pinnacle Foods Group                                  225,281            & GLASS - 5.49%
River Ranch Fresh Foods LLC                           780,000          Flutes, Inc.                                          890,643
Specialty Foods Group, Inc.                              --            Maverick Acquisition Company                          611,624
Vitality Foodservice, Inc.                          1,301,123          P I I Holding Corporation                           1,392,400
Wornick Co.                                           348,250          Packaging Dynamics Corporation of America             858,500
                                               --------------          Paradigm Packaging, Inc.                            1,252,046
                                                    5,099,178          Pliant Corporation                                    717,090
                                               --------------          Tekni-Plex, Inc.                                      425,000
BROADCASTING &                                                         Vitex Packaging, Inc.                               1,140,138
  ENTERTAINMENT - 1.99%                                                                                               --------------
Cablevision Systems Corporation                       506,250                                                              7,287,441
Charter Communications Op LLC                         251,875                                                         --------------
Citadel Broadcasting Corporation                      244,125
Liberty Media Corporation                             471,811
Lodgenet Entertainment Corporation                    401,250
Mediacom LLC                                          766,875
                                               --------------
                                                    2,642,186
                                               --------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  27

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS September 30, 2006
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Cont.)                 Market Value                                                           Market Value
                                               --------------                                                         --------------
DISTRIBUTION - 3.34%                                                   FARMING & AGRICULTURE - 0.00%
Corvest Group, Inc.                            $         --            Protein Genetics, Inc.                         $         --
Kele and Associates, Inc.                           1,466,286                                                         --------------
Magnatech International, Inc.                       1,019,282          FINANCIAL SERVICES - 1.07%
O R S Nasco Holding, Inc.                           1,347,487          Dollar Financial Group                                262,917
QualServ Corporation                                  601,485          East River Ventures I, L.P.                             2,027
Strategic Equipment & Supply Corporation, Inc.           --            Highgate Capital LLC                                      737
                                               --------------          Lazard LLC                                            390,739
                                                    4,434,540          Leucadia National Corporation                         353,500
                                               --------------          T C W Leveraged Income Trust, L.P.                    404,009
DIVERSIFIED/CONGLOMERATE,                                              Victory Ventures LLC                                        2
  MANUFACTURING - 6.14%                                                                                               --------------
AmerCable, Inc.                                       804,289                                                              1,413,931
Arrow Tru-Line Holdings, Inc.                       1,260,715                                                         --------------
Bombardier, Inc.                                      448,750          HEALTHCARE, EDUCATION
Coining Corporation of America LLC                  1,286,251            & CHILDCARE - 4.31%
Dexter Magnetics Technologies, Inc.                   642,592          A T I Acquisition Company                           1,035,703
Douglas Dynamics LLC                                  307,125          American Hospice Management Holding LLC             1,453,064
Evans Consoles, Inc.                                     --            F H S Holdings LLC                                  1,417,961
Radiac Abrasives, Inc.                              1,327,370          ICOS Corporation                                      322,031
Truck Bodies & Equipment International              1,907,507          Interactive Health LLC                                387,200
Tyco International Group SA                           157,243          MedAssist, Inc.                                       247,696
                                               --------------          Q L T, Inc.                                           282,506
                                                    8,141,842          Tenet Healthcare Corporation                          568,374
                                               --------------                                                         --------------
DIVERSIFIED/CONGLOMERATE,                                                                                                  5,714,535
  SERVICE - 5.85%                                                                                                     --------------
Allied Waste NA                                       511,250          HOME & OFFICE FURNISHINGS,
Bare Escentuals, Inc.                                   5,430            HOUSEWARES, AND DURABLE
CapeSuccess LLC                                         2,512            CONSUMER PRODUCTS - 6.74%
Chemed Corporation                                    622,500          Connor Sport Court International, Inc.                954,507
Diversco, Inc./DHI Holdings, Inc.                   1,252,858          H M Holding Company                                 1,320,391
Dwyer Group, Inc.                                   1,496,254          Home Decor Holding Company                          1,290,085
Fowler Holding, Inc.                                1,348,990          Justrite Manufacturing Acquisition Co.                868,774
Interline Brands, Inc.                                151,875          Monessen Holding Corporation                        1,344,114
Iron Mountain, Inc.                                   518,750          Samsonite Corporation                                 523,750
Keystone North America, Inc.                          167,848          Stanton Carpet Holding Co.                          1,336,172
Mac-Gray Corporation                                  306,000          U-Line Corporation                                  1,301,194
Moss, Inc.                                            894,928                                                         --------------
Service Corporation International                     478,750                                                              8,938,987
                                               --------------                                                         --------------
                                                    7,757,945
                                               --------------
ELECTRONICS - 2.85%
A E S Corporation                                     644,376
Arrow Electronics, Inc.                               501,843
Directed Electronics, Inc.                          2,069,207
Distributed Energy Systems                             45,220
Electronic Data Systems Corporation                   522,965
                                               --------------
                                                    3,783,611
                                               --------------


------------------------------------------------------------------------------------------------------------------------------------
28

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS September 30, 2006
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Cont.)                 Market Value                                                           Market Value
                                               --------------                                                         --------------
LEISURE, AMUSEMENT,                                                    OIL AND GAS - 2.75%
  ENTERTAINMENT - 4.15%                                                Aventine Renewable Energy
IMAX Corporation                               $      476,250          Basic Energy Services                          $      603,125
Intrawest Corporation                                 268,438          Chesapeake Energy Corporation                         642,688
K 2, Inc.                                             146,063          Clayton Williams Energy, Inc.                         517,500
Keepsake Quilting, Inc.                               662,513          Exco Resources, Inc.                                  488,750
M G M Mirage, Inc.                                    222,188          GulfMark Offshore, Inc.                               301,500
Majestic Star Casino LLC                              255,625          North American Energy Partners                        199,500
O E D Corp/Diamond Jo Company Guarantee               500,000          Offshore Logistics, Inc.                              328,125
Overton's Holding Company                           1,008,977          Quicksilver Resources, Inc.                           568,500
Savage Sports Holding, Inc.                         1,122,822                                                         --------------
Tunica-Biloxi Gaming Authority                        520,000                                                              3,649,688
Universal City Florida                                203,125                                                         --------------
Warner Music Group                                    121,875          PHARMACEUTICALS - 1.05%
                                               --------------          CorePharma LLC                                      1,340,623
                                                    5,507,876          Enzymatic Therapy, Inc.                                56,250
                                               --------------                                                         --------------
MACHINERY - 6.96%                                                                                                          1,396,873
Integration Technology Systems, Inc.                  711,753                                                         --------------
Manitowoc Company, Inc.                                98,500          PUBLISHING/PRINTING - 1.28%
Maxon Corporation                                   1,805,179          Cadmus Communications Corporation                     483,750
Morton Industrial Group, Inc.                       1,364,945          Houghton Mifflin Co.                                  528,750
Safety Speed Cut Manufacturing Company, Inc.        1,288,297          Primedia, Inc.                                        453,750
Stewart & Stevenson LLC                               607,500          Sheridan Acquisition Corporation                      227,812
Synventive Equity LLC                                  17,714                                                         --------------
Tronair, Inc.                                       1,899,474                                                              1,694,062
Tubular Textile Machinery                           1,436,007                                                         --------------
                                               --------------          RETAIL STORES - 3.14%
                                                    9,229,369          Blockbuster, Inc.                                     252,313
                                               --------------          Neiman Marcus Group, Inc.                             648,000
MEDICAL DEVICES/BIOTECH - 2.51%                                        Olympic Sales, Inc.                                 2,166,084
Beacon Medical Products, Inc.                             --           Rent-A-Center, Inc.                                   251,250
Coeur, Inc.                                           721,848          Rent-Way, Inc.                                        522,000
E X C Acquisition Corporation                          68,734          United Rentals, Inc.                                  320,125
MicroGroup, Inc.                                    1,660,813                                                         --------------
OakRiver Technology, Inc.                             877,839                                                              4,159,772
                                               --------------                                                         --------------
                                                    3,329,234          TECHNOLOGY - 2.06%
                                               --------------          C & J Spec-Rent Services, Inc.                      2,567,766
MINING, STEEL, IRON &                                                  Sungard Data Systems                                   77,625
  NON PRECIOUS METALS - 0.04%                                          Unisys Corporation                                     84,150
U S S Holdings, Inc.                                   54,525                                                         --------------
                                               --------------                                                              2,729,541
NATURAL RESOURCES - 0.93%                                                                                             --------------
Abitibi-Consolidated, Inc.                            457,500
Appleton Papers, Inc.                                 250,000
Rock-Tenn Co.                                         520,000
                                               --------------
                                                    1,227,500
                                               --------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  29

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS September 30, 2006
(Unaudited)

                                                 Fair Value/
INDUSTRY CLASSIFICATION:(Cont.)                 Market Value
                                               --------------
TELECOMMUNICATIONS - 3.88%
Cincinnati Bell, Inc.                          $      555,500
Intelsat Subsidiary Holding Company Ltd.              481,531
ITC^DeltaCom, Inc.                                  1,465,532
Nextel Communications, Inc.                           412,696
NTL Cable PLC                                         712,425
Rogers Wireless, Inc.                                 787,587
Telex Communications, Inc.                            265,000
Triton P C S, Inc.                                    463,750
                                               --------------
                                                    5,144,021
                                               --------------
TRANSPORTATION - 1.54%
NABCO, Inc.                                           653,843
Tangent Rail Corporation                            1,389,170
                                               --------------
                                                    2,043,013
                                               --------------
UTILITIES - 3.07%
Atlas Pipeline Partners                               610,500
Dynegy Holdings, Inc.                                 676,638
Edison Mission Energy                                 237,938
Inergy LP                                              77,625
Markwest Energy Operating Co.                         517,000
N R G Energy, Inc.                                    596,250
Pacific Energy Partners                               353,500
Petrohawk Energy Corporation                          502,500
Sierra Pacific Resources                              330,138
Tenaska Alabama Partners L.P.                         177,157
                                               --------------
                                                    4,079,246
                                               --------------
WASTE MANAGEMENT/
  POLLUTION - 1.26%
Terra Renewal Services, Inc.                        1,677,419
                                               --------------
TOTAL CORPORATE RESTRICTED AND
  PUBLIC SECURITIES - 100.22%                  $  132,969,875
                                               ==============


                                           SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

------------------------------------------------------------------------------------------------------------------------------------
30

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(Unaudited)

1. HISTORY

   MassMutual Participation Investors (the "Trust") was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated April 7, 1988.

   The Trust is a diversified closed-end management investment company. Babson Capital Management LLC ("Babson Capital"), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), acts as its investment adviser. The Trust's investment objective is to maximize total return by providing a high level of current income, the potential for growth of such income, and capital appreciation, by investing primarily in a portfolio of privately placed below investment grade, long-term corporate debt obligations purchased directly from their issuers, at least half of which normally will include equity features.

   On January 27, 1998, the Board of Trustees authorized the formation of a wholly owned subsidiary of the Trust ("MMPI Subsidiary Trust") for the purpose of holding certain investments. The results of the MMPI Subsidiary Trust are consolidated in the accompanying financial statements. Footnote 2.D below discusses the federal tax consequences of the MMPI Subsidiary Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

   A. VALUATION OF INVESTMENTS:

   Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

   Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in, or restrictions on, resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities, which may be effected immediately if the market is adequate, absent an exemption from registration, restricted securities can be sold only in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act").

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trust's Board of Trustees (the "Trustees"). Each restricted security is valued by the Trustees as of the time of its acquisition and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are thereafter used for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of a security held by the Trust; an estimate of the existence and the extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available for purchase; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940, as amended (the "1940 Act"). In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the 1933 Act and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

   The Trustees meet at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital In making valuations, the Trustees will consider Babson Capital's reports analyzing each portfolio security in accordance with the relevant factors referred to above. Babson Capital has agreed to provide such reports to the Trust at least quarterly.

   The consolidated financial statements include private placement restricted securities valued at $91,797,938 (69.19% of net assets) as of September 30, 2006 whose values have been determined by the Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those values may differ significantly from the

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(CONTINUED)

   values that would have been used had a ready market for the securities existed, and the differences could be material.

   The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of September 30, 2006, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates market value.

   B. ACCOUNTING FOR INVESTMENTS:

   Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis including the amortization of premiums and accretion of discount on bonds held. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

   Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

   C. USE OF ESTIMATES:

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   D. FEDERAL INCOME TAXES:

   The Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification, and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend that Trustees either designate the net realized long-term gains as undistributed and pay the federal capital gains taxes thereon, or distribute all or a portion of such net gains.

   The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust's pro rata share of income allocable to the Trust by a partnership operating company. The Trust's violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The MMPI Subsidiary Trust (described in Footnote 1, above) was formed in order to allow investment in such securities without adversely affecting the Trust's status as a regulated investment company.

   The MMPI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust's receiving any distributions from the MMPI Subsidiary Trust, all of the MMPI Subsidiary Trust's taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates. For the nine months ended September 30, 2006, the MMPI Subsidiary Trust has accrued tax expense on net realized gains of $178,074 and reduced accrued deferred tax expenses on net unrealized gains by $4,449.

   E. DISTRIBUTIONS TO SHAREHOLDERS:

   The Trust records distributions to shareholders from net investment income and net realized gains, if any, on the exdividend date. The Trust's net investment income dividend is declared four times per year, in April, July, October and December. The Trust's net realized capital gain distribution, if any, is declared in December.

3. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FEE

   A. SERVICES:

   Under an Investment Advisory and Administrative Services Contract (the "Contract") with the Trust, Babson Capital has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson Capital represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the Contract, Babson Capital provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

   B. FEE:

   For its services under the Contract, Babson Capital is paid a quarterly Investment Advisory fee equal to .225% of the value of the Trust's net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to .90% on an annual basis. A majority of the Trustees, includ-

--------------------------------------------------------------------------------
32

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(CONTINUED)

   ing a majority of the Trustees who are not interested persons of the Trust or of Babson Capital, approve the valuation of the Trust's net assets as of such day.

4. SENIOR SECURED INDEBTEDNESS:

   A. NOTE PAYABLE

   MassMutual holds the Trust's $12,000,000 Senior Fixed Rate Convertible Note (the "Note") issued by the Trust in 1995. The Note, as amended, is due December 13, 2011 and accrues interest at 5.80% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the nine months ended September 30, 2006, the Trust incurred total interest expense on the Note of $522,000.

   The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus a Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Note proposed to be redeemed.

   B. REVOLVING CREDIT AGREEMENT

   The Trust entered into a $15,000,000 Revolving Credit Agreement with Bank of America (formerly Fleet National Bank) (the "Agent Bank") dated May 29, 1997, which had a stated matured on May 31, 2004. The maturity date of this loan was extended to May 31, 2007, and its terms amended and restated pursuant to the First Amended and Restated Revolving Credit Agreement (the "Revolver") dated May 27, 2004, between the Trust and the Agent Bank.

   The Revolver bears interest payable quarterly in arrears at a per annum rate that varies depending upon whether the Trust requests a Base Rate Loan or LIBOR Rate Loan. Interest on Base Rate loans equals the higher of: (i) the annual "Base Rate" as set periodically by the Agent Bank and (ii) the most recent Federal Funds Effective Rate plus .50% per annum. Per annum interest on LIBOR Rate Loans equals .60% plus the London Inter Bank Offered Rate ("LIBOR") rate, divided by 1 minus LIBOR Reserve Rate. The Trust also incurs expense on the undrawn portion of the total Revolver at a rate of .25% per annum.

   As of September 30, 2006, there were no outstanding loans against the Revolver. For the nine months ended September 30, 2006, the Trust incurred expense on the Revolver of $27,945 related to the undrawn portion.

5. PURCHASES AND SALES OF INVESTMENTS

                                             For the nine months
                                               ended 9/30/2006

                                              Cost of       Proceeds from
                                            Investments        Sales or
                                             Acquired         Maturities
                                            -----------      -----------
   Corporate restricted securities          $28,672,567      $19,699,220
   Corporate public securities                7,864,287       12,254,816

   The aggregate cost of investments is substantially the same for financial reporting and federal income tax purposes as of September 30, 2006. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of September 30, 2006 is $250,757 and consists of $11,720,648 appreciation and $11,971,405 depreciation.

   Net unrealized depreciation of investments on the Statement of Assets and Liabilities reflects the balance net of a deferred tax accrual of $170,965 on net unrealized gains in the MMPI Subsidiary Trust.

6. QUARTERLY RESULTS OF INVESTMENT OPERATIONS

                                                   March 31, 2006
                                               Amount         Per Share
                                            -----------      -----------
   Investment income                        $ 3,229,245
   Net investment income                    $ 2,668,897      $      0.27
   Net realized and unrealized gain         $ 3,988,640      $      0.41
     on investments (net of taxes)


                                                   June 30, 2006
                                               Amount         Per Share
                                            -----------      -----------
   Investment income                        $ 3,094,537
   Net investment income                    $ 2,530,332      $      0.26
   Net realized and unrealized gain         $ 3,610,163      $      0.37
     on investments (net of taxes)


                                                 September 30, 2006
                                               Amount         Per Share
                                            -----------      -----------
   Investment income                        $ 3,090,554
   Net investment income                    $ 2,542,211      $      0.26
   Net realized and unrealized gain         $ 2,345,586      $      0.24
     on investments (net of taxes)

--------------------------------------------------------------------------------

TRUSTEES                      OFFICERS

William J. Barrett            Roger W. Crandall          Chairman
Donald E. Benson*             Clifford M. Noreen         President
Michael H. Brown              James M. Roy               Vice President &
Roger W. Crandall                                        Chief Financial Officer
Donald Glickman               Rodney J. Dillman          Vice President &
Martin T. Hart*                                          Secretary
Robert E. Joyal               Jill A. Fricchione         Vice President
Corine T. Norgaard*           Michael P. Hermsen         Vice President
                              Mary Wilson Kibbe          Vice President
                              Michael L. Klofas          Vice President
                              Richard E. Spencer, II     Vice President
                              Ronald S. Talaia           Treasurer
                              John T. Davitt, Jr.        Comptroller
                              Melissa M. LaGrant         Chief Compliance
                                                         Officer


*MEMBER OF THE AUDIT COMMITTEE

--------------------------------------------------------------------------------

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

MassMutual Participation Investors offers a Dividend Reinvestment and Cash Purchase Plan. The Plan provides a simple and automatic way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. The dividends of each shareholder will be automatically reinvested in the Trust by Shareholder Financial Services Inc., the Transfer Agent, in accordance with the Plan, unless such shareholder elects not to participate by providing written notice to the Transfer Agent. A shareholder may terminate his or her participation by notifying the Transfer Agent in writing.

Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $100 nor more than $5,000 per quarter.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment. When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Participation Investors' Dividend Reinvestment and Cash Purchase Plan, P.O. Box 173673, Denver CO 80217-3673.

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